COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	Jun. 30, 2023 USD ($) carrier vessel well	Dec. 31, 2022 USD ($) vessel
Commitments and Contingencies [Line Items]
Finance lease liability	$ 446,426	$ 472,996
Number of wells | well	2
Contractual commitment term	115 days
Debt for acquired equipment
Commitments and Contingencies [Line Items]
Line of credit	$ 2,100,000	2,200,000
Newbuilding dual-fuel car carriers using liquefied natural gas
Commitments and Contingencies [Line Items]
Number of dual-fuel car carriers | carrier	4
Dual-fuel car carriers
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 194,200	209,700
Procurement Of Scrubbers
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 57,000	$ 35,300
Number of vessels being upgraded | vessel	6	6